Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about significant accounting policies [abstract]
Summary of the Average Useful Lives

The average useful lives are indicated below:

Useful life
Building	20 years
Store shelving equipment	20 years
Leasehold improvements(1)	5 to 20 years
Computer equipment	3.3 years
Furniture and equipment	10 years
Storage equipment	10 years
Store equipment	10 years
Transportation cars and trucks	4 to 8 years

(1)
Leasehold improvements are depreciated over the shorter of the useful life or the lease term.

Summary of lease Term	The lease terms are indicated below:

Building	5 to 20 years
Store equipment (cold rooms)	10 years
Transportation equipment – trucks	8 years